SCHEDULE OF COST OF REVENUES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cost Of Revenues
Materials and other costs			$ 6,504	$ 3,418
Freights and customs			609	332
Depreciation			734	68
Cost of revenues	$ 1,317	$ 3,235	$ 7,847	$ 3,818